Sale of subsidiary	12 Months Ended
Dec. 31, 2019
Sale of subsidiary:
Sale of subsidiary:

15.   Sale of subsidiary:

The Company received an amount of $400 in January 2018 as deferred payment on the sale of its wholly-owned subsidiary, Thallion Pharmaceuticals Inc., to Taro Pharmaceuticals Inc. in March 2017.